Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration Year ended December 31,
	2021	2020	2019
Apple	51.8%	50.8%	48.1%
Facebook	25.9%	27.3%	31.2%
Google	19.1%	18.9%	17.2%

Account Receivable Concentration as of December 31,
	2021	2020
Apple	55.6%	54.1%
Facebook	23.7%	25.9%
Google	17.5%	18.0%

Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Year ended December 31,
	2021	2020	2019
Mobile	$264,911	$257,405	$184,755
Web	98,294	100,937	88,855

Total revenue	$363,205	$358,342	$273,610

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Year ended December 31,
	2021	2020	2019
U.S. (1)	$317,605	$309,211	$237,712
International	45,600	49,131	35,898

Total revenue	$363,205	$358,342	$273,610

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	Year ended December 31,
	2021	2020
Contract assets (1)	$674	$718
Contract liabilities	2,246	2,393

Summary of projected benefit obligation
The following table summarizes the components of the projected benefit obligation (in thousands):

	As of December 31, 2021	As of December 31, 2020
Projected benefit obligation at beginning of year	$2,792	$1,882
Service cost	759	738
Interest cost	29	30
Actuarial (gain)/loss	289	492
Benefits paid	(543)	(400)
Other	254	(273)
Foreign currency translation adjustment	(229)	323

Projected benefit obligation at end of year	$3,351	$2,792